UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended:September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 028-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              November [ ], 2006
     [Signature]                   [City, State]                   [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total: $241,556
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1           028-06311                          March Partners, LLC

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                                                    FORM 13F INFORMATION TABLE
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COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                         VALUE    SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP        (x1000)  PRN AMT  PRN CALL  DISCRETION    MANAGERS   SOLE  SHARED  NONE
ACCO BRANDS CORP               COM            00081T108      4,525   203,300   SH        Shared-Defined 1              203,300
A D C TELECOMMUNICATIONS       COM NEW        000886309      1,276    85,000   SH        Shared-Defined 1               85,000
ATI Technologies Inc.          COM            001941103      7,618   355,000   SH        Shared-Defined 1              355,000
ALERIS INTL INC                COM            014477103      4,801    95,000   SH        Shared-Defined 1               95,000
AMERUS GROUP CO                COM            03072M108      6,121    90,000   SH        Shared-Defined 1               90,000
ARAMARK CORP                   CL B           038521100      7,758   236,100   SH        Shared-Defined 1              236,100
Banta Corp                     COM            066821109      2,856    60,000   SH        Shared-Defined 1               60,000
BellSouth Corp                 COM            079860102     14,343   335,500   SH        Shared-Defined 1              335,500
Biomet Inc                     COM            090613100      3,219   100,000   SH        Shared-Defined 1              100,000
BIOMET INC                     COM            090613100      3,219    50,000       CALL  Shared-Defined 1               50,000
CNA SURETY CORP                COM            12612L108        766    37,900   SH        Shared-Defined 1               37,900
CAPITAL ONE FINL CORP          COM            14040H105        889    11,300   SH        Shared-Defined 1               11,300
Carnival Corp                  PAIRED CTF     143658300      1,139    24,228   SH        Shared-Defined 1               24,228
CEDAR SHOPPING CTRS INC        COM NEW        150602209      1,455    90,000   SH        Shared-Defined 1               90,000
Citigroup Inc                  COM            172967101        261     5,250   SH        Shared-Defined 1                5,250
CLICK COMMERCE INC             COM NEW        18681D208        565    25,000   SH        Shared-Defined 1               25,000
COMMERCIAL CAP BANCORP INC     COM            20162L105      2,448   153,600   SH        Shared-Defined 1              153,600
COMMONWEALTH TEL ENTERPRISES   COM            203349105      4,119    99,900   SH        Shared-Defined 1               99,900
CONSTELLATION ENERGY GROUP I   COM            210371100      5,032    85,000   SH        Shared-Defined 1               85,000
DWS RREEF REAL ESTATE FD II    COM            23338X102      2,773   149,800   SH        Shared-Defined 1              149,800
DELTA & PINE LD CO             COM            247357106      4,123   101,800   SH        Shared-Defined 1              101,800
DIAMONDS TR                    UNIT SER 1     252787106      1,167    10,000   SH        Shared-Defined 1               10,000
Embarq corp                    COM            29078E105      2,902    60,000   SH        Shared-Defined 1               60,000
EMMIS COMMUNICATIONS CORP      CL A           291525103      1,533   125,000   SH        Shared-Defined 1              125,000
ENERGY PARTNERS LTD            COM            2927OU105      3,599   146,000   SH        Shared-Defined 1              146,000
EXELON CORP                    COM            30161N101      2,119    35,000       CALL  Shared-Defined 1               35,000
EXELON CORP                    COM            30161N101      3,027    50,000       PUT   Shared-Defined 1               50,000
FARMER BROS CO                 COM            307675108      3,360   163,566   SH        Shared-Defined 1              163,566
FOOT LOCKER INC                COM            344849104      3,283   130,000   SH        Shared-Defined 1              130,000
FREESCALE SEMICONDUCTOR INC    COM CL A       35687M107     13,698   360,000   SH        Shared-Defined 1              360,000
FREESCALE SEMICONDUCTOR INC    COM CL A       35687M107        419    11,000       PUT   Shared-Defined 1               11,000
GAMESTOP CORP NEW              CL B           36467W208      1,118    25,000   SH        Shared-Defined 1               25,000
GIANT INDS INC                 COM            374508109      4,101    50,500   SH        Shared-Defined 1               50,500
GOLDCORP INC NEW               COM            380956409        708    30,000       CALL  Shared-Defined 1               30,000
GOLDEN WEST FINL CORP DEL      COM            381317106      1,012    13,100   SH        Shared-Defined 1               13,100
HCA Inc                        COM            404119109      8,117   162,700   SH        Shared-Defined 1              162,700
HARBOR FLA BANCSHARES INC      COM            411901101      2,873    64,841   SH        Shared-Defined 1               64,841
HUNTSMAN CORP                  COM            447011107      2,652   145,700   SH        Shared-Defined 1              145,700
IMS HEALTH INC                 COM            449934108      2,398    90,000   SH        Shared-Defined 1               90,000
INCO LTD                       COM            453258402        763    10,000   SH        Shared-Defined 1               10,000
INTRAWEST CORPORATION          COM NEW        460915200      6,908   200,000   SH        Shared-Defined 1              200,000
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT     409735107      1,563   160,850   SH        Shared-Defined 1              160,850
KEYSPAN CORP                   COM            49337W100      8,228   200,000   SH        Shared-Defined 1              200,000
KINDER MORGAN INC KANS         COM            49455P101     12,844   122,500   SH        Shared-Defined 1              122,500
M SYS FLASH DISK PIONEERS LT   ORD            M7061C100        245     6,100   SH        Shared-Defined 1                6,100
MACDERMID INC                  COM            554273102      3,807   116,700   SH        Shared-Defined 1              116,700
MARINER ENERGY INC             COM            56845T305      2,939   160,000   SH        Shared-Defined 1              160,000
Maverick Tube Corp             COM            577914104      4,862    75,000   SH        Shared-Defined 1               75,000
MICHAELS STORES INC            COM            594087108      2,068    47,500   SH        Shared-Defined 1               47,500
MICHAELS STORES INC            COM            594087108      2,277    28,300       PUT   Shared-Defined 1               28,300
NS GROUP INC                   COM            628916108        646    10,000   SH        Shared-Defined 1               10,000
NTL INC DEL                    COM            62941W101      1,017    40,000   SH        Shared-Defined 1               40,000
NEW YORK CMNTY BANCORP INC     COM            649445103      1,813   110,700   SH        Shared-Defined 1              110,700
NORTHWESTERN CORP              COM NEW        668074305     11,491   328,500   SH        Shared-Defined 1              328,500
NOVAGOLD RES INC               COM NEW        66987E206        941    60,000   SH        Shared-Defined 1               60,000
NYSE GROUP INC                 COM            62949W103        748    10,000       PUT   Shared-Defined 1               10,000
Petco Animal Supplies Inc.     COM NEW        716016209      1,432    50,000   SH        Shared-Defined 1               50,000
PHELPS DODGE CORP              COM            717265102      2,465    29,100   SH        Shared-Defined 1               29,100
PREMIUM STD FARMS INC          COM            74060C105      1,890    99,200   SH        Shared-Defined 1               99,200
PROVIDENT FINL SVCS INC        COM            74386T105      1,958   105,800   SH        Shared-Defined 1              105,800
PUBLIC SVC ENTERPRISE GROUP    COM            744573106      6,119   100,000   SH        Shared-Defined 1              100,000
RETAIL VENTURES INC            COM            76128Y102      2,697   175,000   SH        Shared-Defined 1              175,000
Smurfit-Stone Container Corp   COM            832727101        112    10,000   SH        Shared-Defined 1               10,000
SPRINT NEXTEL CORP             COM FON        852061100      3,773   220,000   SH        Shared-Defined 1              220,000
Stone Energy Corp              COM            861642106      1,417    35,000   SH        Shared-Defined 1               35,000
Sunterra Corp                  COM NEW        86787D208      1,235   108,970   SH        Shared-Defined 1              108,970
TEXAS REGL BANCSHARES INC      CL A VTG       882673106      5,191   135,000   SH        Shared-Defined 1              135,000
TIME WARNER TELECOM INC        CL A           887319101        949    49,900   SH        Shared-Defined 1               49,900
TITAN INTL INC ILL             COM            88830M102      1,365    75,500   SH        Shared-Defined 1               75,500
TRIZEC PROPERTIES INC          COM            89687P107      5,782   200,000   SH        Shared-Defined 1              200,000
UNIVISION COMMUNICATIONS INC   CL A           914906102      9,286   270,400   SH        Shared-Defined 1              270,400
WALTER INDS INC                COM            93317Q105      6,236   146,100   SH        Shared-Defined 1              146,100



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